OTHER INCOME (LOSS), NET	12 Months Ended
Dec. 31, 2012
OTHER INCOME (LOSS), NET
OTHER INCOME (LOSS), NET

25. OTHER INCOME (LOSS), NET

Other income (loss), net for the years ended December 31, 2010, 2011 and 2012 consists of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Loss from disposal of property, plant and equipment	(26)	(248)	(25)
Reimbursement from ADS depositary bank	446	527	—
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries	—	—	462
Others	(254)	(613)	70
Other income (loss), net	166	(334)	507

For the years ended December 31, 2010, 2011 and 2012, a net reimbursement amounting to US$446, US$527 and US$nil, respectively, was received from Bank of New York Mellon, the Company’s ADS depositary bank, for the establishment of an ADS depositary receipt facility after the Company’s IPO.

For the year ended December 31, 2012, amounts due to the original shareholder of Jinling of US$462 were extinguished pursuant to a settlement arrangement entered into between the Company and the original shareholder of Jinling.